Mineral Interests (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of investment property [text block] [Abstract]
Schedule of mineral interest expenditures
($000s)	Balance January 1, 2020	Acquisitions 2020	Expenditures 2020	Balance December 31, 2020
KSM	296,509	127,530	20,128	444,167
Courageous Lake	75,721	-	801	76,522
Iskut	32,215	-	5,734	37,949
Snowstorm	20,455	-	4,469	24,924
3 Aces	-	6,564	549	7,113
Grassy Mountain	771	-	-	771
	425,671	134,094	31,681	591,446
($000s)	Balance January 1, 2019	Acquisitions 2019	Expenditures 2019	Balance December 31, 2019
KSM	276,586	2,662	17,261	296,509
Courageous Lake	73,647	-	2,074	75,721
Iskut	29,031	-	3,184	32,215
Snowstorm	15,269	528	4,658	20,455
Grassy Mountain	771	-	-	771
	395,304	3,190	27,177	425,671